Cash flow information (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Cash Flow Information [Abstract]
Investment properties	$ 155,602	$ (9,743)
Property, plant and equipment	(5,047)	(64,039)
Trading properties	155
Intangible assets	3,224	(13,759)
Investments in associates and joint ventures	2,517	(812)
Restricted assets	214	(203)
Income tax and MPIT credit	44
Trade and other receivables	(9,053)	(26,471)
Right-of-use assets	(3,977)
Investments in financial assets	13,544	(6,329)
Derivative financial instruments	(37)	(51)
Inventories	(2,503)	(13,110)
Borrowings	(88,080)	46,804
Deferred income tax liabilities	(20,206)	6,217
Trade and other payables	2,313	50,992
Lease liabilities	2,077
Provisions	57	960
Employee benefits	107	2,788
Salaries and social security liabilities	138	5,312
Income tax expense	(107)	16
Net amount of non-cash assets incorporated / held for sale	50,982	(21,428)
Cash and cash equivalents	(6,003)	(12,350)
Non-controlling interest	50,745	16,296
Goodwill	(376)	164
Net amount of assets incorporated / held for sale	95,348	(17,318)
Seller Financed Amount		(84)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	$ 95,348	$ (17,402)